BetaBuilders U.S. Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	82 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® US TARGET MARKET EXPOSURE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.80%	13.88%	15.83%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.77%	13.86%	15.79%
Performance Inception Date	Mar. 12, 2019
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.44%	13.49%	15.37%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	11.03%	12.89%